COMPULSORY LOANS (Tables)	12 Months Ended
Dec. 31, 2019
COMPULSORY LOANS
Schedule of liabilities related to the Compulsory Loan

	12/31/2019	12/31/2018
Current
Interest payable	15,156	15,659
Non-current
Credits reaised	470,600	477,459
TOTAL	485,756	493,118